Sidley Austin LLP 787 Seventh Avenue New York, NY 10019 +1 212 839 5300 +1 212 839 5599 Fax AMERICA • ASIA PACIFIC • EUROPE

VIA EDGAR

March 15, 2022

U.S. Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

First Eagle Credit Opportunities Fund (the “Trust”) – Request for Selective Review

Dear Ladies and Gentlemen:

On behalf of the Trust, we hereby respectfully request selective review by the staff of the Securities and Exchange Commission’s (the “Commission”) of Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-2 (File Nos. 333-239995 and 811-23592), filed herewith (the “Post-Effective Amendment”) pursuant to Rule 486(a) under the Securities Act of 1933, as amended, in accordance with Securities Act Release No. 6510 (February 15, 1984) (“33-6510”).

We believe that the Post-Effective Amendment is an ideal candidate for selective review pursuant to the guidance set forth in 33-6510. In accordance with 33-6510, we hereby request selective review of the Post-Effective Amendment limited to those disclosure items that have changed since the filing of Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-2, filed on February 26, 2021.

The Post-Effective Amendment is being filed to add an additional share class to the Trust (Class A-2). Pursuant to the requirements of 33-6510, the Trust will file a copy of this letter.

If you have any questions concerning the Post-Effective Amendment, please call me at (212) 839-8514 or Nathan J. Greene at (212) 839-8673.

Very truly yours,

/s/ Andrew M. Friedman

Enclosures

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.